SCHEDULE OF PLAN ASSET (LIABILITY) (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Defined benefit plan liabilities	$ (98,868)	$ (91,533)	$ (86,016)
Less: fair value of plan assets or asset ceiling
Total	$ (98,868)	$ (91,533)	$ (86,016)